Note 8 - Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Successor			Predecessor
	January 31,			October 31,
	2019			2018
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
(in thousands)	Value	Amortization	Amount	Value	Amortization	Amount
Customer relationship	$168,700	$4,793	$163,906	$47,641	$(23,093)	$24,548
Trade name	5,100	78	5,022	15,412	(3,540)	11,872
Trade name (indefinite life)	46,900	-	46,900	-	-	-
Noncompete agreements	-	-	-	495	(486)	9
	$220,700	$4,871	$215,828	$63,548	$(27,119)	$36,429

				2018			2017
				Gross		Net	Gross		Net
	Useful			Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Life			Value	Amortization	Amount	Value	Amortization	Amount

Customer relationship	15			$47,641,338	$(23,092,905)	$24,548,433	$45,521,514	$(16,770,766)	$28,750,748
Trade name	15	-	20	15,412,058	(3,540,083)	11,871,975	15,546,675	(2,401,152)	13,145,523
Noncompete agreements	3			495,000	(486,390)	8,610	485,000	(347,083)	137,917
				$63,548,396	$(27,119,378)	$36,429,018	$61,553,189	$(19,519,001)	$42,034,188

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
(in thousands)
2019 (excluding the period from December 6, 2018 to January 31, 2019)	$21,949
2020	26,685
2021	21,897
2022	17,719
2023	14,172
Thereafter	66,506
$168,928

Years ending October 31:
2019	$6,692,793
2020	5,528,556
2021	3,949,940
2022	3,373,733
2023	2,358,266
Thereafter	14,525,730
$36,429,018